INCOME TAXES - Reconciliation of Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Income Tax [Abstract]
Earnings before income taxes	$ 392.7		$ 399.7
Canadian statutory income tax rates	26.64%		26.72%
Income taxes at Canadian statutory rates	$ 104.6		$ 106.8
Effect of differences in tax rates in other jurisdictions	(19.9)		(13.4)
Effect of differences in tax rates in other jurisdictions	3.4		(33.0)
Non-taxable revenues	(6.2)		(5.5)
Non-taxable revenues	(6.1)		(8.0)
Income tax expense	(2.0)		12.7
Income tax expense	$ 73.8	[1]	$ 59.6

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.